Intangible Assets - Additional Information (Detail) ¥ in Millions	12 Months Ended
	Mar. 31, 2021 JPY (¥) Segments	Mar. 31, 2020 JPY (¥) Segments	Mar. 31, 2019 JPY (¥)
Disclosure of detailed information about intangible assets [line items]
Number of main business segments | Segments	4	4
Goodwill	¥ 203,891	¥ 243,827	¥ 215,808
Impairment loss	42,398	0	62,624
Research and development expenditure recognized	60	78	167
Impairment loss of intangible assets	448	28,689	4,041
Leasehold rights [member]
Disclosure of detailed information about intangible assets [line items]
Other intangibles	6,619	6,423
Other intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss of intangible assets	1	21,419
Other intangibles [member] | SMBC Trust Bank Ltd. [member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss of intangible assets		¥ 28,679
Pre Tax Discount Rate		8.00%
Securities [member] | Sumitomo Mitsui DS Asset Management Company, Limited [member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss	¥ 42,398
Wholesale Business Unit [member]
Disclosure of detailed information about intangible assets [line items]
Number of main business segments | Segments	4	4
Retail Business Segment [member] | SMBC Consumer Finance Co., Ltd [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	¥ 56,692	¥ 56,692
Head Office Account and Others [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	137,489	178,011	¥ 147,683
Impairment loss	42,398
Head Office Account and Others [member] | SMBC Nikko Securities Inc. [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	109,629	109,629
Head Office Account and Others [member] | Sumitomo Mitsui DS Asset Management Company, Limited [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	12,678	55,076
Aggregated individually immaterial business combinations [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	¥ 24,892	¥ 22,430